Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended
	Feb. 11, 2014	Jan. 31, 2014	Jul. 01, 2014 Subsequent Event [Member]	Jul. 15, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for grand option			2,558
Common stock issued, grand, value			$ 10,000
Purchase Commitments			54,923	360,006
Officers' Compensation		150,000
Increased officer's salary		300,000
Outstanding convertible note converted amount	150,000
Conversion of accrued interest into common stock	21,485
Shares issued for debt relief	55,497
Shares issued for debt relief, amount	$ 171,485